Unaudited Consolidated Statement of Changes in Total Equity - 6 months ended Jun. 30, 2016 - USD ($) $ in Thousands	Total	Common Stock [Member]	TOTAL EQUITY Common Stock and Additional Paid-in Capital [Member]	TOTAL EQUITY Retained Earnings [Member]	TOTAL EQUITY Accumulated Other Comprehensive Loss [Member]	TOTAL EQUITY Non-controlling Interests [Member]
Beginning Balance at Dec. 31, 2015	$ 3,701,074		$ 775,018	$ 158,898	$ (14,891)	$ 2,782,049
Beginning Balance, Shares at Dec. 31, 2015	72,711,371	72,711,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (125,504)			(126,592)		1,088
Reclassification of redeemable non-controlling interest in net income (note 5)	(9,492)					(9,492)
Other comprehensive loss	(35,844)				(10,842)	(25,002)
Dividends declared	(59,725)			(8,072)
Dividends declared						(51,653)
Reinvested dividends	2		2
Reinvested dividends, Shares		1,000
Exercise of stock options and other (note 9), Shares		102,000
Employee stock compensation (note 9)	4,092		4,092
Proceeds from equity offering, net of offering costs	$ 96,163		96,163
Proceeds from equity offering, net of offering costs, Shares	12,000,000	12,019,000
Dilution losses on equity issuances of subsidiaries	$ 12,651			12,651
Additions to non-controlling interest from equity contributions and other	165,034			(4,993)	990	169,037
Ending Balance at Jun. 30, 2016	$ 3,748,451		$ 875,275	$ 31,892	$ (24,743)	$ 2,866,027
Ending Balance, Shares at Jun. 30, 2016	84,832,824	84,833,000
Beginning Balance at Dec. 31, 2015	$ 255,671
Increase (Decrease) in Temporary Equity [Roll Forward]
Reclassification of redeemable non-controlling interest in net income (note 5)	9,492
Dividends declared	(10,750)
Additions to non-controlling interest from equity contributions and other	(6,096)
Ending Balance at Jun. 30, 2016	$ 248,317